EQUITY TRANSACTIONS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 07, 2021 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital, ordinary shares			1,000,000,000		1,000,000,000
Issuance of ordinary shares from exercise of share options, shares		125,900	125,900	3,572,880	3,572,880	6,513,460	6,513,460
Aggregate consideration from shares issued from exercise of stock options		¥ 26	$ 4	¥ 17,105		¥ 41,473
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		1,224,180	1,224,180			10,503,520	10,503,520
Minimum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares					$ 0.2		$ 0.2
Maximum [Member]
Class of Stock [Line Items]
Options exercise price per share | $ / shares					$ 1.0		1.0
Class A Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares			700,000,000		700,000,000
Ordinary shares, par value per share | $ / shares			$ 0.00005		$ 0.00005		$ 0.00005
Conversion of Class B to Class A ordinary shares, shares		10,000,000	10,000,000	64,400,200	64,400,200
Ordinary shares issued			430,127,692		420,001,792		350,804,532
Ordinary shares, shares outstanding			430,127,692		420,001,792		350,804,532
Number of common shares issued during period	65,000	125,900	125,900	3,572,880	3,572,880	6,513,460	6,513,460
Options exercise price per share | $ / shares			$ 0.2
Issuance of ordinary shares from exercise of share options, shares		125,900	125,900	4,797,060	4,797,060	17,016,980	17,016,980
Aggregate consideration from shares issued from exercise of stock options | $			$ 27		$ 2,456		$ 6,014
Class B Ordinary shares [Member]
Class of Stock [Line Items]
Authorized share capital, ordinary shares			300,000,000		300,000,000
Ordinary shares, par value per share | $ / shares			$ 0.00005
Conversion of Class B to Class A ordinary shares, shares		(10,000,000)	(10,000,000)	(64,400,200)	(64,400,200)
Ordinary shares issued			99		10,000,099		74,400,299
Ordinary shares, shares outstanding			99		10,000,099		74,400,299